Significant Components of Net Deferred Tax Liabilities (Detail) - USD ($) $ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Components of Net Deferred Tax Liabilities [Line Items]
Share-based compensation		$ 27,223	$ 24,413
Capitalized inventory costs and inventory reserves		3,189	3,627
Allowance for doubtful accounts		949	1,338
Self-insurance reserves		518	209
Other		5,090	2,212
Net operating loss carryforwards		2,930	2,036
Total deferred tax assets, gross		39,899	33,835
Valuation allowance		(668)	(655)
Total deferred tax assets		39,231	33,180
Deductible goodwill		(78,288)	(73,898)
Depreciation		(16,441)	(14,241)
Other		(7,050)	(7,188)
Total deferred tax liabilities		(101,779)	(95,327)
Net deferred tax liabilities	[1]	$ (62,548)	$ (62,147)

[1]	Net deferred tax liabilities have been included in the consolidated balance sheets in deferred income taxes and other liabilities.